INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4:-INVENTORIES

	December 31,
	2021	2022

Raw materials	$22,581	$35,111
Work in progress	423	143
Finished products	38,394	36,755

	$61,398	$72,009

During the years ended December 31, 2020, 2021 and 2022, the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $2,919 $ 1,907 and $1,980, respectively that have been included in cost of revenues.

As of December 31, 2022, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $18,162. The commitments are due primarily within one year.